Segment Information	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 22: SEGMENT INFORMATION
Current accounting guidance establishes standards for reporting information about operating segments in annual financial statements and requires reporting of selected information about operating segments in interim financial reports issued to shareholders. Operating segments are components of a company about which separate financial information is available that is regularly evaluated by the chief operating decision makers in deciding how to allocate resources and assess performance. Chief operating decision makers use net income attributable to common stockholders to evaluate operating performance of each segment. The statement also establishes standards for related disclosures about a company's products and services, geographical areas and major customers. The Company has determined that its reportable segments are those that are based on the Company's method of internal reporting. Navios Logistics has three reportable segments: Port Terminal Business, Barge Business and Cabotage Business. The Port Terminal Business includes the dry port terminal operations and the liquid port terminal operations. A general description of each segment follows:
The Port Terminal Business segment
This segment includes the operating results of Navios Logistics' dry port terminal and liquid port terminal operations.
(i) Dry port terminal operations
Navios Logistics owns and operates the largest independent bulk transfer and storage port terminal in Uruguay based on throughputs. Its dry port terminal is located in an international tax-free trade zone in the port of Nueva Palmira, Uruguay, at the convergence of the Parana and Uruguay rivers.
(ii) Liquid port terminal operations
Navios Logistics owns and operates an up-river port terminal with tank storage for refined petroleum products, oil and gas in San Antonio, Paraguay, approximately 17 miles by river from the capital of Asuncion. Its port terminal is one of the largest independent storage facilities for crude and petroleum products in Paraguay based on storage capacity.
The Barge Business segment
Navios Logistics services the Argentine, Bolivian, Brazilian, Paraguayan and Uruguayan river transportation markets through its fleet. Navios Logistics operates different types of pushboats and wet and dry barges for delivering a wide range of dry and liquid products between ports in the Parana, Paraguay and Uruguay River systems in South America (the Hidrovia or the “waterway”). Navios Logistics contracts its vessels either on a time charter basis or on a Contract of Affreightment (“CoA”) basis.
The Cabotage Business segment
Navios Logistics owns and operates oceangoing vessels to support the transportation needs of its customers in the South American coastal trade business. Its fleet consists of six oceangoing product tanker vessels and two self propelled barges. Navios Logistics contracts its vessels either on a time charter basis or on a CoA basis.
Unallocated interest
This reconciling item represents the interest expense resulting from the Additional Senior Notes Navios Logistics issued on March 12, 2013, which has not yet been fully allocated to the segments due to the fact that the amount received has been maintained at the corporate level and not utilized by an operating segment as of December 31, 2013.
Inter-segment transactions, if any, are accounted for at current market prices.
The following table describes the results of operations of the three segments, the Port Terminal Business segment, the Barge Business segment and the Cabotage Business segment for the years ended December 31, 2013, 2012 and 2011:

	Port Terminal Business Segment for the Year Ended December 31, 2013	Cabotage Business Segment for the Year Ended December 31, 2013	Barge Business Segment for the Year Ended December 31, 2013	Unallocated interest	Total
Time charter, voyage and port terminal revenues	$ 39,189	$ 54,337	$ 97,208	$ —	$ 190,734
Sales of products	46,350	—	—	—	46,350
Time charter, voyage and port terminal expenses	(10,654)	(1,871)	(29,903)	—	(42,428)
Direct vessel expenses	—	(34,499)	(38,214)	—	(72,713)
Cost of products sold	(42,760)	—	—	—	(42,760)
Depreciation of vessels, port terminals and other fixed assets, net	(2,853)	(2,655)	(14,047)	—	(19,555)
Amortization of intangible assets	(983)	—	(2,816)	—	(3,799)
Amortization of deferred drydock and special survey costs	—	(2,188)	(1,204)	—	(3,392)
General and administrative expenses	(2,097)	(898)	(11,622)	—	(14,617)
Provision for losses on accounts receivable	—	(123)	(444)	—	(567)
Taxes other than income taxes	(234)	(4,847)	(2,831)	—	(7,912)
Gain on sale of assets	18	—	—	—	18
Interest expense and finance cost, net	—	(6,504)	(16,375)	(2,269)	(25,148)
Interest income	75	—	144	—	219
Foreign exchange differences	(339)	692	61	—	414
Other income, net	8	—	422	—	430
Income/(loss) before income taxes and noncontrolling interest	25,720	1,444	(19,621)	(2,269)	5,274
Income tax benefit/(expense)	1,587	(1,218)	4,185	—	4,554
Net income/(loss)	27,307	226	(15,436)	(2,269)	9,828
Less: Net income attributable to the noncontrolling interest	—	—	(112)	—	(112)
Net income/(loss) attributable to Navios Logistics' stockholders	$ 27,307	$ 226	$ (15,548)	$ (2,269)	$ 9,716

	Port Terminal Business Segment for the Year Ended December 31, 2012	Cabotage Business Segment for the Year Ended December 31, 2012	Barge Business Segment for the Year Ended December 31, 2012		Total
Time charter, voyage and port terminal revenues	$ 32,209	$ 52,557	$ 93,853		$ 178,619
Sales of products	68,414	—	—		68,414
Time charter, voyage and port terminal expenses	(9,384)	(1,741)	(30,651)		(41,776)
Direct vessel expenses	—	(34,565)	(34,911)		(69,476)
Cost of products sold	(65,039)	—	—		(65,039)
Depreciation of vessels, port terminals and other fixed assets, net	(2,785)	(4,152)	(15,565)		(22,502)
Amortization of intangible assets	(930)	—	(3,508)		(4,438)
Amortization of deferred drydock and special survey costs	—	(463)	(869)		(1,332)
General and administrative expenses	(2,292)	(660)	(11,892)		(14,844)
Provision for losses on accounts receivable	—	—	(747)		(747)
Taxes other than income taxes	(113)	(4,331)	(3,768)		(8,212)
Interest expense and finance cost, net	(1)	(6,635)	(13,421)		(20,057)
Interest income	266	1	121		388
Foreign exchange differences	(294)	—	15		(279)
Other income, net	98	372	1,022		1,492
Income/(loss) before income taxes and noncontrolling interest	20,149	383	(20,321)		211
Income tax (expense)/benefit	(889)	(99)	953		(35)
Net income/(loss)	19,260	284	(19,368)		176
Less: Net income attributable to the noncontrolling interest	—	—	(20)		(20)
Net income/(loss) attributable to Navios Logistics' stockholders	$ 19,260	$ 284	$ (19,388)		$ 156

	Port Terminal Business Segment for the Year Ended December 31, 2011	Cabotage Business Segment for the Year Ended December 31, 2011	Barge Business Segment for the Year Ended December 31, 2011		Total
Time charter, voyage and port terminal revenues	$ 23,347	$ 51,228	$ 91,050		$ 165,625
Sales of products	69,063	—	—		69,063
Time charter, voyage and port terminal expenses	(8,553)	(1,109)	(32,018)		(41,680)
Direct vessel expenses	—	(31,276)	(32,146)		(63,422)
Cost of products sold	(66,757)	—	—		(66,757)
Depreciation of vessels, port terminals and other fixed assets, net	(2,538)	(4,300)	(11,342)		(18,180)
Amortization of intangible assets	(927)	—	(3,509)		(4,436)
Amortization of deferred drydock and special survey costs	—	(212)	(506)		(718)
General and administrative expenses	(2,337)	(291)	(11,034)		(13,662)
Provision for losses on accounts receivable	(28)	—	(464)		(492)
Taxes other than income taxes	(193)	(4,861)	(3,880)		(8,934)
Gain on sale of assets	36	—	—		36
Interest expense and finance cost, net	—	(4,344)	(12,730)		(17,074)
Interest income	459	—	384		843
Foreign exchange differences	(182)	—	(463)		(645)
Other income, net	36	—	633		669
Income/(loss) before income taxes and noncontrolling interest	11,426	4,835	(16,025)		236
Income tax (expense)/benefit	(390)	(325)	1,063		348
Net income/(loss)	11,036	4,510	(14,962)		584
Less: Net income attributable to the noncontrolling interest	—	(641)	(139)		(780)
Net income/(loss) attributable to Navios Logistics' stockholders	$ 11,036	$ 3,869	$ (15,101)		$ (196)

For the Barge Business segment and for the Cabotage Business segment, the Company's vessels operate on a regional basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific locations. The total net book value of long-lived assets for vessels amounted to $306,242 and $279,009 at December 31, 2013 and 2012, respectively.
All of the assets related to the Port Terminal Business segment are located in Uruguay and in Paraguay. The total net book value of long-lived assets for the Port Terminal Business segment, including constructions in progress, amounted to $85,948 and $71,989 as of December 31, 2013 and 2012, respectively.
In addition, the net book value of intangible assets other than goodwill allocated to the Barge Business segment and to the Cabotage Business segment, collectively, amounted to $29,011 and $31,827 as of December 31, 2013 and 2012, respectively, while the net book value of intangible assets allocated to the Port Terminal segment amounted to $28,708 and $27,598 as of December 31, 2013 and 2012, respectively.
As of December 31, 2013 goodwill totaling to $22,142, $40,868 and $41,086 has been allocated to the three segments, the Port Terminal Business, the Barge Business and the Cabotage Business, respectively.